Approval of Financial Statements	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Approval of Financial Statements
2.	APPROVAL OF FINANCIAL STATEMENTS
The consolidated financial statements were authorized for issue by the management on April 19, 2018.